Form N-23C-1
Report for Calendar month Ending May 31, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
    5/1/00      870875101)             5,000          13.5413             16.77                   NYSE
    5/2/00          (same)            12,000          13.8542             17.03                   NYSE
    5/3/00          (same)            25,000          13.8735             16.82                   NYSE
    5/4/00          (same)             5,300          13.625              16.80                   NYSE
    5/5/00          (same)             6,500          13.5625             16.82                   NYSE
    5/8/00          (same)            27,800          13.33               16.87                   NYSE
    5/9/00          (same)             5,000          13.5625             17.02                   NYSE
   5/10/00          (same)             7,800          13.625              17.04                   NYSE
   5/12/00          (same)             2,000          13.875              17.41                   NYSE
   5/15/00          (same)             2,700          13.875              17.46                   NYSE
   5/16/00          (same)            15,000          13.9792             17.12                   NYSE
   5/18/00          (same)             1,900          13.75               17.26                   NYSE
   5/19/00          (same)             6,600          13.75               17.08                   NYSE
   5/25/00          (same)             5,600          13.875              17.48                   NYSE
   5/26/00          (same)             5,600          13.875              17.60                   NYSE

                  Total               133,800